STOCKHOLDERS' DEFICIENCY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' DEFICIENCY [Abstract]
Schedule of Weighted-Average Assumptions Used to Value Employee Stock Options

The fair value of employee stock options was estimated using the following weighted-average assumptions:

For Nine Months Ended September 30, 2012
Expected term	6.3 - 10 years
Risk Free interest rate	1.39% - 1.61%
Dividend yield	0.0%
Volatility	48% - 52%

The fair value of employee stock options was estimated using the following weighted-average assumptions:

Year Ended December 31, 2012
Expected term	6.3 - 10 years
Risk free interest rate	1.39% - 1.72%
Dividend yield	0.0%
Expected volatility	48% - 52%

Schedule of Options Outstanding

Options outstanding at September 30, 2013 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding under Plans
Equity compensation plans not approved by security holders	4,500
Equity Incentive Plan	1,021

5,521

Options outstanding at December 31, 2012 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	4,500
Equity Incentive Plan	1,162

5,662

Schedule of Stock Options Activity

A summary of activity under all option Plans at September 30, 2013 and changes during the nine months ended September 30, 2013 (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	5,662	$0.412	6.94	$611
Options granted	-	-	-	-
Options exercised	87	0.350	10.00	27
Options forfeited or expired	54	0.254	10.00	39

Outstanding at September 30, 2013	5,521	$0.414	6.87	$1,909

Exercisable at September 30, 2013	4,921	$0.435	6.34	$1,597

Options available for grant at September 30, 2013	38,892

A summary of activity under all option Plans for the years ended December 31, 2012 and 2011 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	5,208	$0.440	6.54	$-
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited or expired	(72)	.375	10.00

Outstanding at December 31, 2011	5,136	0.441	6.63	-
Options granted	850	0.220	10.00
Options exercised	-	-	-
Options forfeited or expired	(324)	0.369	10.00

Outstanding at December 31, 2012	5,662	$0.412	6.94	$-

Exercisable at December 31, 2012	4,718	$0.456	6.48	$-

Options available for grants at December 31, 2012	38,838

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Securities that could potentially dilute earnings per share in the future that were not included in the computation of diluted loss per share consist of the following (in thousands):

	Year ended December 31, 2012	Year ended December 31, 2011
Senior convertible notes	1,617	-
Common stock purchase warrants	53	-
Stock options	5,662	5,136

Total	7,332	5,136

Schedule of Reconcilation of Numerator and Denominator of Basic and Diluted Earnings per Share

The following table reconciles the numerator and denominator for the calculation:

	For the nine months ended September 30,		For the three months ended September 30,
	2013	2012	2013	2012
Net income (loss) - basic	$349,721	$(1,195,461)	$280,827	$(819,010)

Denominator - basic:
Weighted average number of common shares outstanding	60,278,828	60,185,344	60,372,344	60,185,344

Basic earnings (loss) per common share	$0.01	$(0.02)	$0.00	$(0.01)

Net income (loss) - diluted	$349,721	$(1,195,461)	$280,827	$(819,010)

Denominator - diluted:
Weighted average number of common shares outstanding	60,278,828	60,185,344	60,372,344	60,185,344
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	1,508,369	-	2,001,402	-
Common share equivalents of outstanding warrants	42,504	-	55,979	-

Weighted average number of common shares outstanding	61,829,701	60,185,344	62,429,724	60,185,344

Diluted earnings (loss) per common share	$0.01	$(0.02)	$0.00	$(0.01)

Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:
Convertible debt	3,561,988	1,616,784	3,561,988	1,616,784
Stock options	-	5,874,000	-	5,874,000
Warrants	20,444	53,380	20,444	53,380